REVERSE RECAPITALIZATION (Tables)	3 Months Ended
Feb. 28, 2026
REVERSE RECAPITALIZATION
Schedule of information pertaining to reverse recapitalization

The following summarizes the common stock outstanding immediately following the de-SPAC transaction, on February 24, 2026:

	Number of shares	%
SVII Public Shareholders(1)	1,101,717	3.44%
SVII Rights Conversion	2,299,982	7.17%
SVII Founders(2)	2,528,334	7.88%
Total SVII	5,930,033	18.49%
Eagle Energy Shareholders	21,638,289	67.45%
Aurora Energy	1,710,991	5.33%
Shares Issued for Transaction Costs	300,000	0.94%
Total Common Stock at Closing	29,579,313	92.21%
Series A Cumulative Convertible Preferred Stock, As Converted	2,500,000	7.79%
Total Shares	32,079,313	100.00%
(1)	Includes 691,666 shares of common stock transferred by SVII Sponsor to certain SVII Public Shareholders in accordance with a non-redemption agreement among the parties.
(2)	Includes SVII Sponsor and former independent directors of SVII. Excludes 691,666 shares of common stock transferred in accordance with a non-redemption agreement.

A reconciliation of net contributions from reverse recapitalization is as follows:

Cash	$4,894,595
Less: transaction costs	(2,916,782)
Proceeds from the reverse recapitalization	$1,977,813

Net liabilities assumed by the Company:
Prepaid expenses	$24,284
Accounts payable and accrued liabilities	(10,913)
Promissory notes payable	(2,422,133)
Net assets (liabilities)	$(2,408,762)

Add: conversion of promissory notes to warrants	$2,422,133
Net contributions from reverse recapitalization	$1,991,184

A reconciliation of cash assumed on reverse recapitalization is as follows:

Proceeds from the reverse recapitalization	$1,977,813
Add: transaction costs not paid from de-SPAC proceeds	48,689
Less: Cash disbursed for prepaid expenses from de-SPAC proceeds	(87,045)
Cash assumed on reverse recapitalization	$1,939,457